Fair Value Measurements (Details)	9 Months Ended
Sep. 30, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.18%
Expected volatility	73.80%
Expected term	5 years 2 months 12 days
Expected dividend yield	0.00%